Shareholder Report, Average Annual Return (Details)	4 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	35 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	55 Months Ended		57 Months Ended			60 Months Ended	61 Months Ended	62 Months Ended	66 Months Ended		68 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended	80 Months Ended	82 Months Ended	92 Months Ended	107 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000179795
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000213399
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000213398
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000228647
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000228643
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000013268
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class II
C000013269
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000013272
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000213362
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000213363
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000011881
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000011882
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class IV
C000213358
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000013282
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000013283
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class IV
C000213365
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000213364
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000222625
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000222627
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000222630
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000011437
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000011438
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class IV
C000011440
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000213357
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000213356
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000241005
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000107485
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000107486
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class IV
C000107488
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000213393
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000213392
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000238041
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000238038
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class IV
C000238042
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000238037
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000238039
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000011423
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000011426
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000241007
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000241011
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000241009
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000241012
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000212810
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000075103
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000013327
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000013328
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class IV
C000013330
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000199930
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000213400
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000137450
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III †
C000020548
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000213385
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000213384
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000075084
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000211299
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class VI
C000213406
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000014927
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000109350
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class IV
C000213373
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000213372
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000102896
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000014933
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000213376
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000213377
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000014938
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000014936
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000213379
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000213378
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class I
C000110451
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Core Class
C000033342
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000213387
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000014930
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
C000213374
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class R6
C000256007
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class IV
C000014937
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class III
Without Sales Load [Member] | C000179795
Average Annual Return [Line Items]
Average Annual Return, Percent						67.33%																			0.47%																					8.52%
Without Sales Load [Member] | C000213399
Average Annual Return [Line Items]
Average Annual Return, Percent						67.26%																			0.47%									7.16%
Without Sales Load [Member] | C000213398
Average Annual Return [Line Items]
Average Annual Return, Percent						67.24%																			0.38%								8.09%
Without Sales Load [Member] | C000228647
Average Annual Return [Line Items]
Average Annual Return, Percent						64.37%												7.80%
Without Sales Load [Member] | C000228643
Average Annual Return [Line Items]
Average Annual Return, Percent						64.55%													7.79%
Without Sales Load [Member] | C000013268
Average Annual Return [Line Items]
Average Annual Return, Percent						56.01%																			4.88%																						9.18%
Without Sales Load [Member] | C000013269
Average Annual Return [Line Items]
Average Annual Return, Percent						56.14%																			4.94%																						9.25%
Without Sales Load [Member] | C000013272
Average Annual Return [Line Items]
Average Annual Return, Percent						56.32%																			5.07%																						9.39%
Without Sales Load [Member] | C000213362
Average Annual Return [Line Items]
Average Annual Return, Percent						56.01%																			4.88%							11.02%
Without Sales Load [Member] | C000213363
Average Annual Return [Line Items]
Average Annual Return, Percent						55.87%																			4.80%										5.20%
Without Sales Load [Member] | C000011881
Average Annual Return [Line Items]
Average Annual Return, Percent						52.42%																			16.92%																						12.82%
Without Sales Load [Member] | C000011882
Average Annual Return [Line Items]
Average Annual Return, Percent						52.48%																			16.99%																						12.88%
Without Sales Load [Member] | C000213358
Average Annual Return [Line Items]
Average Annual Return, Percent						52.23%																		14.86%
Without Sales Load [Member] | C000013282
Average Annual Return [Line Items]
Average Annual Return, Percent						51.36%																			15.05%																						11.75%
Without Sales Load [Member] | C000013283
Average Annual Return [Line Items]
Average Annual Return, Percent						51.39%		29.19%
Without Sales Load [Member] | C000213365
Average Annual Return [Line Items]
Average Annual Return, Percent						51.29%	30.97%
Without Sales Load [Member] | C000213364
Average Annual Return [Line Items]
Average Annual Return, Percent						51.15%				27.50%
Without Sales Load [Member] | C000222625
Average Annual Return [Line Items]
Average Annual Return, Percent						53.11%											15.09%
Without Sales Load [Member] | C000222627
Average Annual Return [Line Items]
Average Annual Return, Percent						53.22%																			12.28%			14.77%
Without Sales Load [Member] | C000222630
Average Annual Return [Line Items]
Average Annual Return, Percent						52.93%																	11.35%
Without Sales Load [Member] | C000011437
Average Annual Return [Line Items]
Average Annual Return, Percent						15.46%																			14.41%																						16.22%
Without Sales Load [Member] | C000011438
Average Annual Return [Line Items]
Average Annual Return, Percent						15.53%																			14.47%																						16.28%
Without Sales Load [Member] | C000011440
Average Annual Return [Line Items]
Average Annual Return, Percent						15.59%																			14.52%																						16.34%
Without Sales Load [Member] | C000213357
Average Annual Return [Line Items]
Average Annual Return, Percent						15.47%																			14.41%											15.50%
Without Sales Load [Member] | C000213356
Average Annual Return [Line Items]
Average Annual Return, Percent						15.37%																			14.30%													15.96%
Without Sales Load [Member] | C000241005
Average Annual Return [Line Items]
Average Annual Return, Percent						87.53%						2.43%
Without Sales Load [Member] | C000107485
Average Annual Return [Line Items]
Average Annual Return, Percent						57.72%																			6.04%																						14.25%
Without Sales Load [Member] | C000107486
Average Annual Return [Line Items]
Average Annual Return, Percent						57.81%																			6.09%																						14.30%
Without Sales Load [Member] | C000107488
Average Annual Return [Line Items]
Average Annual Return, Percent						57.87%										3.60%
Without Sales Load [Member] | C000213393
Average Annual Return [Line Items]
Average Annual Return, Percent						57.74%																			6.03%	6.19%
Without Sales Load [Member] | C000213392
Average Annual Return [Line Items]
Average Annual Return, Percent						57.54%																			5.93%	6.08%
Without Sales Load [Member] | C000238041
Average Annual Return [Line Items]
Average Annual Return, Percent						13.91%								12.57%
Without Sales Load [Member] | C000238038
Average Annual Return [Line Items]
Average Annual Return, Percent					20.00%
Without Sales Load [Member] | C000238042
Average Annual Return [Line Items]
Average Annual Return, Percent						14.07%									16.69%
Without Sales Load [Member] | C000238037
Average Annual Return [Line Items]
Average Annual Return, Percent				21.47%
Without Sales Load [Member] | C000238039
Average Annual Return [Line Items]
Average Annual Return, Percent						13.93%								12.56%
Without Sales Load [Member] | C000011423
Average Annual Return [Line Items]
Average Annual Return, Percent						24.81%																			15.14%																						14.80%
Without Sales Load [Member] | C000011426
Average Annual Return [Line Items]
Average Annual Return, Percent						24.82%																			15.24%																						14.90%
Without Sales Load [Member] | C000241007
Average Annual Return [Line Items]
Average Annual Return, Percent						17.71%						13.59%
Without Sales Load [Member] | C000241011
Average Annual Return [Line Items]
Average Annual Return, Percent						17.81%							14.82%
Without Sales Load [Member] | C000241009
Average Annual Return [Line Items]
Average Annual Return, Percent						17.88%			17.77%
Without Sales Load [Member] | C000241012
Average Annual Return [Line Items]
Average Annual Return, Percent						17.57%						13.48%
Without Sales Load [Member] | C000212810
Average Annual Return [Line Items]
Average Annual Return, Percent						25.13%																			11.19%																		12.38%
Without Sales Load [Member] | C000075103
Average Annual Return [Line Items]
Average Annual Return, Percent						5.49%																			(1.20%)																						1.33%
Without Sales Load [Member] | C000013327
Average Annual Return [Line Items]
Average Annual Return, Percent						21.22%																			7.70%																						7.55%
Without Sales Load [Member] | C000013328
Average Annual Return [Line Items]
Average Annual Return, Percent						21.23%																			7.76%																						7.60%
Without Sales Load [Member] | C000013330
Average Annual Return [Line Items]
Average Annual Return, Percent						21.33%															7.51%
Without Sales Load [Member] | C000199930
Average Annual Return [Line Items]
Average Annual Return, Percent						7.64%																			5.28%																				5.87%
Without Sales Load [Member] | C000213400
Average Annual Return [Line Items]
Average Annual Return, Percent						7.51%					8.85%
Without Sales Load [Member] | C000137450
Average Annual Return [Line Items]
Average Annual Return, Percent						5.78%														3.98%
Without Sales Load [Member] | C000020548
Average Annual Return [Line Items]
Average Annual Return, Percent						5.88%																			3.94%																						4.44%
Without Sales Load [Member] | C000213385
Average Annual Return [Line Items]
Average Annual Return, Percent						5.81%																3.96%
Without Sales Load [Member] | C000213384
Average Annual Return [Line Items]
Average Annual Return, Percent						5.66%																			3.73%												3.68%
Without Sales Load [Member] | C000075084
Average Annual Return [Line Items]
Average Annual Return, Percent						4.08%																			3.27%																						2.30%
Without Sales Load [Member] | C000211299
Average Annual Return [Line Items]
Average Annual Return, Percent						17.31%																			4.56%																			3.29%
Without Sales Load [Member] | C000213406
Average Annual Return [Line Items]
Average Annual Return, Percent						16.93%																			4.28%															3.05%
Without Sales Load [Member] | C000014927
Average Annual Return [Line Items]
Average Annual Return, Percent						30.55%																			9.40%																						7.22%
Without Sales Load [Member] | C000109350
Average Annual Return [Line Items]
Average Annual Return, Percent						30.62%																			9.48%																						7.28%
Without Sales Load [Member] | C000213373
Average Annual Return [Line Items]
Average Annual Return, Percent						30.59%																			9.42%						10.24%
Without Sales Load [Member] | C000213372
Average Annual Return [Line Items]
Average Annual Return, Percent						30.42%																			9.30%																	7.96%
Without Sales Load [Member] | C000102896
Average Annual Return [Line Items]
Average Annual Return, Percent						31.15%																			9.90%																						8.06%
Without Sales Load [Member] | C000014933
Average Annual Return [Line Items]
Average Annual Return, Percent						29.93%																			8.43%																						8.39%
Without Sales Load [Member] | C000213376
Average Annual Return [Line Items]
Average Annual Return, Percent						29.92%																			8.41%														8.94%
Without Sales Load [Member] | C000213377
Average Annual Return [Line Items]
Average Annual Return, Percent						29.76%																			8.31%		8.19%
Without Sales Load [Member] | C000014938
Average Annual Return [Line Items]
Average Annual Return, Percent						35.25%																			13.26%																						13.00%
Without Sales Load [Member] | C000014936
Average Annual Return [Line Items]
Average Annual Return, Percent						38.06%																			11.83%																						12.29%
Without Sales Load [Member] | C000213379
Average Annual Return [Line Items]
Average Annual Return, Percent						38.11%																			11.83%					14.61%
Without Sales Load [Member] | C000213378
Average Annual Return [Line Items]
Average Annual Return, Percent						37.95%																			11.70%				13.98%
Without Sales Load [Member] | C000110451
Average Annual Return [Line Items]
Average Annual Return, Percent						34.50%																			10.91%																						7.76%
Without Sales Load [Member] | C000033342
Average Annual Return [Line Items]
Average Annual Return, Percent						52.32%																			15.75%																						12.56%
Without Sales Load [Member] | C000213387
Average Annual Return [Line Items]
Average Annual Return, Percent						52.26%																			15.74%	15.24%
Without Sales Load [Member] | C000014930
Average Annual Return [Line Items]
Average Annual Return, Percent						53.58%																			12.33%																						11.47%
Without Sales Load [Member] | C000213374
Average Annual Return [Line Items]
Average Annual Return, Percent						53.56%																			12.33%																13.71%
Without Sales Load [Member] | C000256009
Average Annual Return [Line Items]
Average Annual Return, Percent			11.24%
Without Sales Load [Member] | C000256007
Average Annual Return [Line Items]
Average Annual Return, Percent			8.78%
Without Sales Load [Member] | C000256004
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%
Without Sales Load [Member] | C000256005
Average Annual Return [Line Items]
Average Annual Return, Percent		4.14%
Without Sales Load [Member] | C000014937
Average Annual Return [Line Items]
Average Annual Return, Percent						32.13%																			10.05%																						9.80%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%																					12.02%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%									12.16%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%								13.51%
GMO Index: MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets ex-China Index
Average Annual Return, Percent						65.82%												12.06%
GMO Index: MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets ex-China Index
Average Annual Return, Percent						65.82%													11.87%
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Average Annual Return, Percent						49.96%																			6.31%																						10.69%
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Average Annual Return, Percent						49.96%																			6.31%																						10.69%
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Average Annual Return, Percent						49.96%																			6.31%																						10.69%
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Average Annual Return, Percent						49.96%																			6.31%							14.12%
GMO Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Average Annual Return, Percent						49.96%																			6.31%										8.26%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						34.63%																			10.78%																						10.26%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						34.63%																			10.78%																						10.26%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						34.63%																		9.49%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Index
Average Annual Return, Percent						35.48%																			11.20%																						10.50%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Index
Average Annual Return, Percent						35.48%		23.39%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Index
Average Annual Return, Percent						35.48%	21.37%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Index
Average Annual Return, Percent						35.48%				20.82%
GMO Index: Tokyo Stock Price Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Tokyo Stock Price Index (TR)
Average Annual Return, Percent						44.71%											11.73%
GMO Index: Tokyo Stock Price Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Tokyo Stock Price Index (TR)
Average Annual Return, Percent						44.71%																			9.81%			11.42%
GMO Index: Tokyo Stock Price Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Tokyo Stock Price Index (TR)
Average Annual Return, Percent						44.71%																	9.64%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent						16.99%																			14.19%																						15.50%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent						16.99%																			14.19%																						15.50%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent						16.99%																			14.19%																						15.50%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent						16.99%																			14.19%											15.29%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent						16.99%																			14.19%													15.68%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%						19.02%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%																						12.97%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%																						12.97%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%										11.64%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%	11.19%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%	11.19%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Index
Average Annual Return, Percent						17.04%								19.06%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Index
Average Annual Return, Percent					24.03%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Index
Average Annual Return, Percent						17.04%									19.53%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Index
Average Annual Return, Percent				25.24%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Index
Average Annual Return, Percent						17.04%								19.06%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Index
Average Annual Return, Percent						17.04%																			13.69%																						15.20%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Index
Average Annual Return, Percent						17.04%																			13.69%																						15.20%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent						14.68%						13.37%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent						14.68%							12.84%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent						14.68%			16.81%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent						14.68%						13.37%
GMO Index: S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Composite 1500 Index
Average Annual Return, Percent						17.04%																			13.69%																		14.84%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																						1.97%
GMO Index: J.P. Morgan EMBI Global Diversified +
Average Annual Return [Line Items]
Line Graph and Table Measure Name						J.P. Morgan EMBI Global Diversified +*
Average Annual Return, Percent						13.24%																			2.95%																						4.28%
GMO Index: J.P. Morgan EMBI Global Diversified +
Average Annual Return [Line Items]
Line Graph and Table Measure Name						J.P. Morgan EMBI Global Diversified +*
Average Annual Return, Percent						13.24%																			2.95%																						4.28%
GMO Index: J.P. Morgan EMBI Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name						J.P. Morgan EMBI Global Diversified
Average Annual Return, Percent						13.24%															2.47%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																				2.29%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%					4.26%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%														0.17%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																						1.97%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																0.61%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%												1.24%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent						4.28%																			3.43%																						2.29%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																			1.85%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%															1.01%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent						21.33%																			12.46%																						13.28%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent						21.33%																			12.46%																						13.28%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent						21.33%																			12.46%						16.83%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent						21.33%																			12.46%																	13.85%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent						21.33%																			12.46%																						13.28%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																						1.97%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%														1.15%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%		0.13%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent						21.33%																			12.46%																						13.28%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%																						12.97%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%					14.07%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%				13.48%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent						21.33%																			12.46%																						13.28%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						34.63%																			10.78%																						10.26%
GMO Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						34.63%																			10.78%	10.28%
GMO Index: MSCI ACWI ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA
Average Annual Return, Percent						39.71%																			9.76%																						10.48%
GMO Index: MSCI ACWI ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA
Average Annual Return, Percent						39.71%																			9.76%																11.37%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			7.85%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.52%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																						1.97%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Value Index
Average Annual Return, Percent						46.55%																			15.45%																						11.40%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Value Index
Average Annual Return, Percent						46.55%		28.11%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Value Index
Average Annual Return, Percent						46.55%	29.03%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex USA Value Index
Average Annual Return, Percent						46.55%				26.67%
GMO Index: MSCI ACWI Commodity Producers ex-Energy
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Commodity Producers ex-Energy
Average Annual Return, Percent						98.31%						21.51%
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Commodity Producers
Average Annual Return, Percent						57.78%																			17.56%																						12.88%
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Commodity Producers
Average Annual Return, Percent						57.78%																			17.56%																						12.88%
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Commodity Producers
Average Annual Return, Percent						57.78%										14.51%
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Commodity Producers
Average Annual Return, Percent						57.78%																			17.56%	18.32%
GMO Index: MSCI ACWI Commodity Producers
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Commodity Producers
Average Annual Return, Percent						57.78%																			17.56%	18.32%
GMO Index: S&P 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 600 Index
Average Annual Return, Percent						17.89%								9.71%
GMO Index: S&P 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 600 Index
Average Annual Return, Percent					25.61%
GMO Index: S&P 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 600 Index
Average Annual Return, Percent						17.89%									11.85%
GMO Index: S&P 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 600 Index
Average Annual Return, Percent				30.27%
GMO Index: S&P 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 600 Index
Average Annual Return, Percent						17.89%								9.71%
GMO Index: MSCI USA Value (Gross) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Value (Gross) Index
Average Annual Return, Percent						16.57%						19.76%
GMO Index: MSCI USA Value (Gross) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Value (Gross) Index
Average Annual Return, Percent						16.57%							19.98%
GMO Index: MSCI USA Value (Gross) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Value (Gross) Index
Average Annual Return, Percent						16.57%			20.85%
GMO Index: MSCI USA Value (Gross) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Value (Gross) Index
Average Annual Return, Percent						16.57%						19.76%
GMO Index: S&P SmallCap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Value Index
Average Annual Return, Percent						19.72%																			7.08%																		9.87%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent						4.28%																			3.43%																						2.29%
GMO Index: Markit iBoxx USD Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Markit iBoxx USD Liquid High Yield Index
Average Annual Return, Percent						7.22%																			4.40%																				5.04%
GMO Index: Markit iBoxx USD Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Markit iBoxx USD Liquid High Yield Index
Average Annual Return, Percent						7.22%					8.87%
GMO Index: Bloomberg U.S. Securitized
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Securitized Index
Average Annual Return, Percent						7.49%														0.76%
GMO Index: Bloomberg U.S. Securitized
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Securitized Index
Average Annual Return, Percent						7.49%																			0.75%																						1.71%
GMO Index: Bloomberg U.S. Securitized + Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Securitized + Index*
Average Annual Return, Percent						7.49%																			0.75%																						1.80%
GMO Index: Bloomberg U.S. Securitized
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Securitized Index
Average Annual Return, Percent						7.49%																0.86%
GMO Index: Bloomberg U.S. Securitized
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Securitized Index
Average Annual Return, Percent						7.49%																			0.75%												1.24%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																						1.97%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent						4.28%																			3.43%																			2.80%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent						4.28%																			3.43%															2.83%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Price Index
Average Annual Return, Percent						2.40%																			4.47%																						3.26%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																						1.97%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent						5.79%																			2.81%																						3.24%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Price Index
Average Annual Return, Percent						2.40%																			4.47%																						3.26%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																						1.97%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent						5.79%																			2.81%																						3.24%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Price Index
Average Annual Return, Percent						2.40%																			4.47%						4.32%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%						0.41%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent						5.79%																			2.81%						3.45%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Price Index
Average Annual Return, Percent						2.40%																			4.47%																	3.81%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																	1.22%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent						5.79%																			2.81%																	3.46%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Price Index
Average Annual Return, Percent						2.40%																			4.47%																						3.26%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																						1.97%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent						5.79%																			2.81%																						3.24%
GMO Index: GMO Global Asset Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						GMO Global Asset Allocation Index*
Average Annual Return, Percent						17.71%																			7.77%																						9.21%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%																						12.97%
GMO Index: GMO Global Asset Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						GMO Global Asset Allocation Index*
Average Annual Return, Percent						17.71%																			7.77%														9.21%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%														13.44%
GMO Index: GMO Global Asset Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						GMO Global Asset Allocation Index*
Average Annual Return, Percent						17.71%																			7.77%		7.62%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI
Average Annual Return, Percent						24.19%																			11.72%		11.65%
GMO Index: CPI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Price Index
Average Annual Return, Percent						2.40%																			4.47%																						3.26%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Average Annual Return, Percent						6.26%																			0.42%																						1.97%
GMO Index: Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return, Percent						5.79%																			2.81%																						3.24%
GMO Index: SOFR Index Plus 3% Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.50%
GMO Index: Multi-Asset Credit Blended Benchmark Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.65%
GMO Index: SOFR Index Plus 3% Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						SOFR Index Plus 3% Index
Average Annual Return, Percent			5.50%
GMO Index: Multi-Asset Credit Blended Benchmark Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Multi-Asset Credit Blended Benchmark Index
Average Annual Return, Percent			9.65%
GMO Index: SOFR Index Plus 3% Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%
GMO Index: Multi-Asset Credit Blended Benchmark Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%
GMO Index: SOFR Index Plus 3% Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.33%
GMO Index: Multi-Asset Credit Blended Benchmark Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.34%
GMO Index: GMO Strategic Opportunities Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						GMO Strategic Opportunities Allocation Index*
Average Annual Return, Percent						17.47%																			9.46%																						10.53%
GMO Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index
Average Annual Return, Percent						21.33%																			12.46%																						13.28%